Borrowings and Subordinated Debentures - Other Borrowings and Subordinated Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Long-term FHLB advances	$ 0	$ 0	$ 1,120
Subordinated Debt	40,585	20,696	0
Federal Reserve PPPLF	1,639	19,814	0
Total Long-term borrowings	$ 42,224	$ 40,510	$ 1,120